COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Future minimum lease installments	$ 8,185
QPAGOS Corporation - Wholly Owned Subsidiary [Member] | MEXICO [Member]
Leased term	3 years
Monthly rental payment	$ 2,729
Maturity of lease agreement	Dec. 15, 2016
QPAGOS Corporation - Parent Company [Member]
Future minimum lease installments		$ 32,748
QPAGOS Corporation - Parent Company [Member] | MEXICO [Member]
Leased term		3 years
Monthly rental payment		$ 2,929	$ 3,425
Maturity of lease agreement		Dec. 15, 2016